Pensions - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted-average duration of the defined benefit obligation	13 years 6 months	15 years 2 months 12 days
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.00%	1.75%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	3.75%	2.00%
Rate of compensation increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.50%	2.00%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	3.50%	2.50%
Expected rate of pension increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	1.75%	1.25%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	2.75%	1.75%
Expected increase of social security base amount (G-amount) [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions used to determine benefit costs	2.25%	2.00%
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	3.25%	2.25%